Schedule of Investments (unaudited)	iShares® iBonds® 2024 Term High Yield and Income ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 4.9%
Bombardier Inc., 7.50%, 12/01/24 (Call 08/29/22)(a)	$781	$764,872
Howmet Aerospace Inc., 5.13%, 10/01/24 (Call 07/01/24)	1,655	1,673,437
Triumph Group Inc.
6.25%, 09/15/24 (Call 08/29/22)(a)(b)	803	769,515
8.88%, 06/01/24 (Call 02/01/23)(a)	869	906,471
		4,114,295
Airlines — 2.0%
Delta Air Lines Inc., 2.90%, 10/28/24 (Call 09/28/24)	1,300	1,245,270
United Airlines Holdings Inc., 5.00%, 02/01/24(b)	455	449,540
		1,694,810
Apparel — 1.5%
Hanesbrands Inc., 4.63%, 05/15/24 (Call 02/15/24)(a)(b)	1,290	1,282,660

Auto Manufacturers — 2.9%
Ford Motor Credit Co. LLC
3.66%, 09/08/24	449	435,000
3.81%, 01/09/24 (Call 11/09/23)	440	434,724
4.06%, 11/01/24 (Call 10/01/24)	785	771,828
5.58%, 03/18/24 (Call 02/18/24)	840	847,056
		2,488,608
Auto Parts & Equipment — 0.5%
Cooper-Standard Automotive Inc., 13.00%, 06/01/24 (Call 08/29/22)(a)(b)	380	403,039

Banks — 3.6%
Freedom Mortgage Corp., 8.13%, 11/15/24 (Call 08/29/22)(a)(b)	625	557,244
Intesa Sanpaolo SpA, 5.02%, 06/26/24(a)	2,560	2,471,552
		3,028,796
Chemicals — 2.4%
Cornerstone Chemical Co., 6.75%, 08/15/24 (Call 08/29/22)(a)(b)	685	602,985
Methanex Corp., 4.25%, 12/01/24 (Call 09/01/24)	455	440,727
Rayonier AM Products Inc., 5.50%, 06/01/24 (Call 08/29/22)(a)(b)	535	534,877
WR Grace Holdings LLC, 5.63%, 10/01/24(a)(b)	455	443,197
		2,021,786
Commercial Services — 2.1%
Grand Canyon University, 4.13%, 10/01/24(b)	725	693,361
Prime Security Services Borrower LLC/Prime Finance Inc., 5.25%, 04/15/24(a)	1,090	1,095,766
		1,789,127
Computers — 0.9%
Seagate HDD Cayman, 4.88%, 03/01/24 (Call 01/01/24)	737	733,824

Distribution & Wholesale — 0.3%
Wesco Aircraft Holdings Inc., 8.50%, 11/15/24 (Call 08/29/22)(a)	455	227,363

Diversified Financial Services — 9.9%
ASG Finance Designated Activity Co., 7.88%, 12/03/24 (Call 08/29/22)(a)	250	233,923
CNG Holdings Inc., 12.50%, 06/15/24 (Call 08/29/22)(a)	470	433,175
Enova International Inc., 8.50%, 09/01/24 (Call 08/29/22)(a)	375	356,318
Global Aircraft Leasing Co. Ltd., 6.50%, 09/15/24 (Call 08/29/22), (7.25% PIK)(a)(c)	2,718	2,092,323
goeasy Ltd., 5.38%, 12/01/24 (Call 08/29/22)(a)	835	793,242
Navient Corp.
5.88%, 10/25/24	765	755,009
6.13%, 03/25/24	1,281	1,281,307
Security	Par (000)	Value

Diversified Financial Services (continued)
OneMain Finance Corp., 6.13%, 03/15/24 (Call 09/15/23)	$1,800	$1,782,414
Radian Group Inc., 4.50%, 10/01/24 (Call 07/01/24)	665	656,508
		8,384,219
Electric — 1.2%
NextEra Energy Operating Partners LP, 4.25%, 07/15/24 (Call 04/15/24)(a)	1,005	995,211

Electronics — 0.7%
Sensata Technologies BV, 5.63%, 11/01/24(a)(b)	595	602,146

Engineering & Construction — 0.7%
Fluor Corp., 3.50%, 12/15/24 (Call 09/15/24)(b)	570	557,585

Entertainment — 4.8%
Live Nation Entertainment Inc., 4.88%, 11/01/24 (Call 08/29/22)(a)(b)	840	833,885
Mohegan Gaming & Entertainment, 7.88%, 10/15/24 (Call 08/15/22)(a)(b)	745	761,844
Six Flags Entertainment Corp., 4.88%, 07/31/24 (Call 08/29/22)(a)(b)	1,445	1,425,550
Universal Entertainment Corp., 8.50%, 12/11/24 (Call 12/11/23)(a)(b)	1,105	1,076,679
		4,097,958
Environmental Control — 1.1%
Stericycle Inc., 5.38%, 07/15/24 (Call 08/15/22)(a)	920	916,992

Gas — 1.2%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.63%, 05/20/24 (Call 03/20/24)(b)	1,015	1,028,499

Health Care - Services — 2.5%
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 08/29/22)	1,180	1,178,572
4.63%, 09/01/24 (Call 08/15/22)(a)(b)	910	903,030
		2,081,602
Holding Companies - Diversified — 3.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.75%, 09/15/24 (Call 06/15/24)	1,645	1,613,909
Stena AB, 7.00%, 02/01/24(a)(b)	605	587,903
Stena International SA, 5.75%, 03/01/24(a)	490	468,842
		2,670,654
Home Builders — 1.5%
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., 5.63%, 03/01/24 (Call 12/01/23)(a)	530	537,277
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24(b)	695	699,358
		1,236,635
Internet — 0.6%
Netflix Inc., 5.75%, 03/01/24(b)	480	495,691

Iron & Steel — 0.5%
Infrabuild Australia Pty Ltd., 12.00%, 10/01/24 (Call 08/29/22)(a)	490	468,420

Leisure Time — 0.8%
NCL Corp. Ltd., 3.63%, 12/15/24 (Call 08/09/22)(a)	828	715,649

Lodging — 4.7%
Arrow Bidco LLC, 9.50%, 03/15/24 (Call 08/29/22)(a)(b)	520	523,786
Las Vegas Sands Corp., 3.20%, 08/08/24 (Call 07/08/24)	1,470	1,427,311
MGM China Holdings Ltd., 5.38%, 05/15/24 (Call 08/09/22)(a)(b)	935	836,114
Travel + Leisure Co., 5.65%, 04/01/24 (Call 02/01/24)	464	465,220

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2024 Term High Yield and Income ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
Wynn Macau Ltd., 4.88%, 10/01/24 (Call 08/09/22)(a)	$850	$712,640
		3,965,071
Machinery — 1.2%
Maxim Crane Works Holdings Capital LLC, 10.13%, 08/01/24 (Call 08/29/22)(a)	456	430,044
Welbilt Inc., 9.50%, 02/15/24 (Call 08/04/22)(b)	630	630,189
		1,060,233
Manufacturing — 1.5%
FXI Holdings Inc., 7.88%, 11/01/24 (Call 08/29/22)(a)(b)	760	655,987
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	595	583,546
		1,239,533
Media — 7.1%
AMC Networks Inc., 5.00%, 04/01/24 (Call 08/29/22)	613	608,721
Cengage Learning Inc., 9.50%, 06/15/24 (Call 08/29/22)(a)(b)	905	859,750
CSC Holdings LLC, 5.25%, 06/01/24	1,100	1,089,385
DISH DBS Corp., 5.88%, 11/15/24(b)	2,845	2,632,052
Videotron Ltd., 5.38%, 06/15/24 (Call 03/15/24)(a)	855	860,173
		6,050,081
Mining — 1.7%
Compass Minerals International Inc., 4.88%, 07/15/24 (Call 05/15/24)(a)	375	354,431
FMG Resources August 2006 Pty Ltd., 5.13%, 05/15/24 (Call 02/15/24)(a)(b)	1,090	1,085,488
		1,439,919
Office & Business Equipment — 0.9%
Pitney Bowes Inc., 4.63%, 03/15/24 (Call 12/15/23)(b)	320	303,984
Xerox Corp., 3.80%, 05/15/24	465	450,055
		754,039
Oil & Gas — 4.1%
Ensign Drilling Inc., 9.25%, 04/15/24 (Call 08/29/22)(a)	635	590,505
Occidental Petroleum Corp.
2.90%, 08/15/24 (Call 07/15/24)(b)	805	796,394
6.95%, 07/01/24	815	854,870
Puma International Financing SA, 5.13%, 10/06/24 (Call 08/09/22)(a)	700	629,118
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 08/29/22)(a)	624	596,093
		3,466,980
Oil & Gas Services — 2.2%
Oceaneering International Inc., 4.65%, 11/15/24 (Call 08/15/24)	605	569,353
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (Call 08/29/22)(a)	418	405,563
Transocean Proteus Ltd., 6.25%, 12/01/24 (Call 08/29/22)(a)	434	410,154
Weatherford International Ltd., 11.00%, 12/01/24 (Call 08/29/22)(a)	462	468,001
		1,853,071
Packaging & Containers — 4.5%
Graphic Packaging International LLC, 4.13%, 08/15/24 (Call 05/15/24)(b)	460	456,504
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24 (Call 08/29/22)(a)(b)	2,245	2,231,934
Sealed Air Corp., 5.13%, 12/01/24 (Call 09/01/24)(a)	630	637,157
Trident TPI Holdings Inc., 9.25%, 08/01/24 (Call 08/09/22)(a)	520	482,399
		3,807,994
Pharmaceuticals — 1.5%
Endo Dac/Endo Finance LLC/Endo Finco Inc., 5.88%, 10/15/24 (Call 08/29/22)(a)	365	294,380
Security	Par/ Shares (000)	Value

Pharmaceuticals (continued)
Perrigo Finance Unlimited Co., 3.90%, 12/15/24 (Call 09/15/24)	$1,015	$997,684
		1,292,064
Pipelines — 3.2%
Buckeye Partners LP, 4.35%, 10/15/24 (Call 07/15/24)	462	453,176
EnLink Midstream Partners LP, 4.40%, 04/01/24 (Call 01/01/24)(b)	765	765,757
EQM Midstream Partners LP, 4.00%, 08/01/24 (Call 05/01/24)	465	451,483
Genesis Energy LP/Genesis Energy Finance Corp., 5.63%, 06/15/24 (Call 08/29/22)	520	502,663
Southeast Supply Header LLC, 4.25%, 06/15/24 (Call 03/15/24)(a)	625	531,094
		2,704,173
Real Estate Investment Trusts — 3.7%
Diversified Healthcare Trust, 4.75%, 05/01/24 (Call 11/01/23)	385	352,440
iStar Inc., 4.75%, 10/01/24 (Call 07/01/24)(b)	1,180	1,162,760
Service Properties Trust
4.35%, 10/01/24 (Call 09/01/24)	1,245	1,115,956
4.65%, 03/15/24 (Call 09/15/23)	545	497,607
		3,128,763
Retail — 2.6%
Brinker International Inc., 5.00%, 10/01/24 (Call 07/01/24)(a)(b)	525	501,732
Nordstrom Inc., 2.30%, 04/08/24 (Call 08/15/22)	375	357,607
QVC Inc., 4.85%, 04/01/24(b)	923	905,325
TPro Acquisition Corp., 11.00%, 10/15/24 (Call 08/29/22)(a)	455	454,222
		2,218,886
Telecommunications — 7.1%
Lumen Technologies Inc., Series Y, 7.50%, 04/01/24 (Call 01/01/24)	1,455	1,491,943
Sprint Corp., 7.13%, 06/15/24	2,380	2,492,764
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)	2,101	2,043,643
		6,028,350

Total Long-Term Investments — 95.8%
(Cost: $84,357,876)		81,044,726

Short-Term Securities

Money Market Funds — 16.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.93%(d)(e)(f)	11,819	11,818,014
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.81%(d)(e)	2,440	2,440,000

Total Short-Term Securities — 16.8%
(Cost: $14,256,450)		14,258,014

Total Investments in Securities — 112.6%
(Cost: $98,614,326)		95,302,740

Liabilities in Excess of Other Assets — (12.6)%		(10,663,966)

Net Assets — 100.0%		$84,638,774

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2024 Term High Yield and Income ETF
July 31, 2022

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$4,145,592	$7,676,464	(a)	$—	$(5,042)	$1,000	$11,818,014	11,819	$47,810	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	610,000	1,830,000	(a)	—	—	—	2,440,000	2,440	5,033		—
					$(5,042)	$1,000	$14,258,014		$52,843		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$81,044,726	$—	$81,044,726
Money Market Funds	14,258,014	—	—	14,258,014
	$14,258,014	$81,044,726	$—	$95,302,740

Portfolio Abbreviations - Fixed Income

PIK	Payment-in-kind

3